Employee Benefit Liabilities, Net (Details) - Schedule of principal assumptions underlying defined benefit plan	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Principal Assumptions Underlying Defined Benefit Plan Abstract
Discount rate of the plan liability	5.10%	3.10%	1.80%
Future salary increases	3.00%	3.00%	3.00%